Debt instruments	12 Months Ended
Dec. 31, 2021
Disclosure of Debt Instruments [Abstract]
Debt instruments	Debt instruments
a) Detail
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Classification
Financial assets held for trading	26,750	37,894	32,041
Non-trading financial assets mandatorily at fair value through profit or loss	957	700	1,175
Financial assets designated at fair value through profit or loss	2,516	2,979	3,186
Financial assets designated at fair value through other comprehensive income	97,922	108,903	118,405
Financial assets at amortised cost	35,708	26,078	29,789
	163,853	176,554	184,596
Type
Spanish government debt securities	20,638	30,397	42,054
Foreign government debt securities	102,976	110,570	107,434
Issued by financial institutions	12,324	10,133	9,670
Other fixed-income securities	27,850	25,337	25,265
Impaired financial assets	280	401	647
Impairment losses	(215)	(284)	(474)
	163,853	176,554	184,596
Currency
Euro	45,197	58,850	70,357
Pound sterling	6,304	7,372	15,713
US dollar	34,229	29,009	29,846
Brazilian real	35,907	35,139	38,316
Other currencies	42,431	46,468	30,838
Debt securities excluding impairment adjustments	164,068	176,838	185,070
Impairment losses	(215)	(284)	(474)
	163,853	176,554	184,596
In the last quarter of 2019, debt securities were transferred from the 'Financial asset at amortised cost' to the 'Financial asset at fair value through other comprehensive income'. The fair value of these assets at the date of the transfer being EUR 6,359 million.
As established in IFRS 9, the aforementioned transfer was made prospectively, recognising the difference between the previous amortised cost of the transferred financial assets and their fair value in 'Other comprehensive income'. In application of this standard, the effective interest rate and the measurement of expected credit losses were not adjusted as a result of the reclassification.
The context of adapting the Group´s commercial strategy to the changes in business models, in order to favour a greater alignment of the sensitivity of the Bank's balance sheet masses to interest rates, has led to a change in the assets related to these liabilities from a business model whose objective is to collect the principal and interest flows to a business model whose objective is achieved through the collection of the principal and interest flows and the sale of these assets.
At 31 December 2021, 2020 and 2019 the exposure by impairment stage of the book assets under IFRS 9 amounted to EUR 133,437 million, EUR 134,792 million and EUR 147,575 million in stage 1; EUR 128 million, EUR 72 million and EUR 446 million in stage 2, and EUR 280 million, EUR 401 million and EUR 647 million in stage 3, respectively.
b) Breakdown
The breakdown, by origin of the issuer, of debt instruments at 31 December 2021, 2020 and 2019, net of impairment losses, is as follows:

EUR million
	2021				2020				2019
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	3,773	20,638	24,411	14.90%	1,588	30,397	31,985	18.12%	3,634	42,054	45,688	24.75%
United Kingdom	3,334	2,097	5,431	3.31%	3,099	2,795	5,894	3.34%	3,806	11,479	15,285	8.28%
Portugal	3,008	3,845	6,853	4.18%	3,095	6,462	9,557	5.41%	2,979	7,563	10,542	5.71%
Italy	1,215	1,531	2,746	1.68%	1,047	4,688	5,735	3.25%	1,384	3,620	5,004	2.71%
Ireland	4,759	52	4,811	2.94%	2,924	2	2,926	1.66%	2,387	2	2,389	1.29%
Poland	2,848	12,727	15,575	9.51%	3,126	11,400	14,526	8.23%	460	9,361	9,821	5.32%
Other European countries	8,922	3,422	12,344	7.53%	8,211	2,891	11,102	6.29%	7,186	1,784	8,970	4.86%
United States	5,634	21,465	27,099	16.54%	6,386	14,645	21,031	11.91%	5,915	15,609	21,524	11.66%
Brazil	5,446	29,251	34,697	21.18%	5,179	33,316	38,495	21.80%	5,808	35,036	40,844	22.13%
Mexico	517	14,572	15,089	9.21%	435	19,053	19,488	11.04%	708	13,234	13,942	7.55%
Chile	51	9,467	9,518	5.81%	41	8,082	8,123	4.60%	50	4,819	4,869	2.64%
Other American countries	655	2,128	2,783	1.70%	274	3,098	3,372	1.91%	605	1,095	1,700	0.92%
Rest of the world	77	2,419	2,496	1.52%	182	4,138	4,320	2.44%	186	3,832	4,018	2.18%
	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%
The detail, by issuer rating, of Debt instruments at 31 December 2021, 2020 and 2019 is as follows:

EUR million
	2021				2020				2019
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,956	1,773	17,729	10.82%	14,088	2,099	16,187	9.17%	14,737	1,085	15,822	8.57%
AA	2,005	26,355	28,360	17.31%	1,714	18,784	20,498	11.61%	5,133	28,325	33,458	18.13%
A	8,594	44,359	52,953	32.32%	6,228	53,655	59,883	33.92%	3,238	59,744	62,982	34.12%
BBB	5,234	20,304	25,538	15.59%	6,515	31,204	37,719	21.36%	4,889	24,766	29,655	16.06%
Below BBB	3,584	30,823	34,407	21.00%	3,431	35,164	38,595	21.86%	1,244	35,466	36,710	19.89%
Unrated	4,866	—	4,866	2.97%	3,611	61	3,672	2.08%	5,867	102	5,969	3.23%
	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%
During 2021, 2020 and 2019, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers.

The detail, by type of financial instrument, of private fixed-income securities at 31 December 2021, 2020 and 2019, net of impairment losses, is as follows:

EUR million
	2021	2020	2019
Securitised mortgage bonds	5,806	5,926	5,494
Other asset-backed bonds	6,304	5,479	6,388
Floating rate debt	8,081	7,829	10,348
Fixed rate debt	20,048	16,353	12,878
Total	40,239	35,587	35,108
c) Impairment losses
The changes in the impairment losses on debt instruments are summarised below:

EUR million
	2021	2020	2019
Balance at beginning of year	284	474	635
Net impairment losses for the year*	28	79	(170)
Of which:
Impairment losses charged to income	49	91	77
Impairment losses reversed with a credit to income	(21)	(12)	(247)
Exchange differences and other items	(97)	(269)	9
Balance at end of year	215	284	474
Of which:
By geographical location of risk:
European Union	25	21	14
Latin America	190	263	460
*Of the EUR 28 million corresponding to net provisions for the year ended 31 December 2021 (EUR 79 million and EUR -170 million at 31 December 2020 and 2019, respectively), EUR 31 million relates to financial assets at amortized cost (EUR 77 million and EUR -176 million at 31 December 2020 and 2019, respectively) and EUR -3 million relates to financial assets designated at fair value through other comprehensive income (EUR 2 million and EUR 6 million at 31 December 2020 and 2019, respectively).
At 31 December 2021, 2020 and 2019 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 26 million, EUR 25 million and EUR 22 million in stage 1, EUR 8 million, EUR 2 million and EUR 6 million in stage 2, and EUR 181 million, EUR 257 million and EUR 446 million in stage 3, respectively.